Other current financial liabilities - Disclosure of Movement in Warrant Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Current derivative financial liabilities at beginning of period	€ 13,689
Current derivative financial liabilities at end of period	24,819	€ 13,689
Warrants liabilities
Disclosure of fair value measurement of liabilities [line items]
Current derivative financial liabilities at beginning of period	863	11,449
Change in fair value of warrants	(293)	(10,586)
Current derivative financial liabilities at end of period	€ 570	€ 863